Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A